SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS
6.	SHORT-TERM INVESTMENTS

Short-term investments represent structured deposits with maturities of less than one year. Short-term investments balance as of December 31, 2022 and 2023 is denominated in RMB, amounted to RMB197,058 and RMB70,369 respectively.